NET (LOSS ) INCOME PER SHARE	12 Months Ended
Dec. 31, 2021
NET (LOSS ) INCOME PER SHARE
NET (LOSS ) INCOME PER SHARE

17. NET (LOSS ) INCOME PER SHARE

The following table sets forth the basic net (loss) income and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented. Shares issuable for little consideration relating to the vested share options have been included in the number of outstanding shares used for basic (loss) income per share:

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss	(52,929,508)	(221,852,864)	(309,623,944)
(Accretion) reversal of accretion and modification of redeemable convertible preferred shares	(631,005,563)	244,080,678	—
Net income attributable to preferred shareholders	—	(6,706,551)	—
Numerator for basic net (loss) income per Class A and Class B Ordinary Share calculation	(683,935,071)	15,521,263	(309,623,944)
Denominator:
Weighted average number of Class A and Class B Ordinary Share and ordinary share equivalents	5,614,840	11,974,046	19,352,595
Denominator for basic net (loss) income per Class A and Class B Ordinary Share calculation	5,614,840	11,974,046	19,352,595
Net (loss) income per Class A and Class B Ordinary Share
—Basic	(121.81)	1.30	(16.00)
Numerator:
Net (loss) income allocated to Class A and Class B ordinary shareholders as reported in basic net loss (income) per Class A and Class B Ordinary Share	(683,935,071)	15,521,263	(309,623,944)
Net income attributable to preferred shareholders	—	6,706,551	—
Reversal of accretion on Series B, C, C-1, and D Redeemable Convertible Preferred Shares	—	(244,788,360)	—
Numerator for diluted net loss per share calculation	(683,935,071)	(222,560,546)	(309,623,944)
Denominator:
Weighted average number of Class A and Class B Ordinary Share and ordinary share equivalents	5,614,840	11,974,046	19,352,595
Effect of dilutive securities of Series B, C, C-1, and D Redeemable Convertible Preferred Shares	—	3,234,380	—
Denominator for diluted net loss per share calculation	5,614,840	15,208,426	19,352,595
Net loss per Class A and Class B Ordinary Share
—Diluted	(121.81)	(14.63)	(16.00)

17. NET (LOSS ) INCOME PER SHARE (Continued)

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	As of December 31,
	2019	2020	2021
Stock options	1,084,545	762,167	561,765
Preferred shares	9,560,830	—	—